Cat Financial Financing Activities (Details 5) (Finance Receivables, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for credit loss activity:
Balance at beginning of year	$ 366	$ 362	$ 376
Receivables written off	(149)	(210)	(288)
Recoveries on receivables previously written off	47	52	51
Provision for credit losses	160	168	205
Adjustment to adopt consolidation of variable-interest entities			18
Other-net	(1)	(6)	0
Balance at end of year	423	366	362
Allowance for Credit Losses:
Ending Balance - individually evaluated for impairment	73	56	79
Ending Balance - collectively evaluated for impairment	350	310	283
Ending Balance - allowance for credit losses	423	366	362
Recorded Investment in Finance Receivables:
Ending Balance - individually evaluated for impairment	682	575	641
Ending Balance - collectively evaluated for impairment	22,626	19,405	19,282
Ending Balance-recorded investment in finance receivables	23,308	19,980	19,923
Customer
Allowance for credit loss activity:
Balance at beginning of year	360	357
Receivables written off	(149)	(210)
Recoveries on receivables previously written off	47	52
Provision for credit losses	157	167
Other-net	(1)	(6)
Balance at end of year	414	360
Allowance for Credit Losses:
Ending Balance - individually evaluated for impairment	73	56	79
Ending Balance - collectively evaluated for impairment	341	304	278
Ending Balance - allowance for credit losses	414	360
Recorded Investment in Finance Receivables:
Ending Balance - individually evaluated for impairment	682	575	641
Ending Balance - collectively evaluated for impairment	18,742	17,018	17,339
Ending Balance-recorded investment in finance receivables	19,424	17,593	17,980
Dealer
Allowance for credit loss activity:
Balance at beginning of year	6	5
Receivables written off	0	0
Recoveries on receivables previously written off	0	0
Provision for credit losses	3	1
Other-net	0	0
Balance at end of year	9	6
Allowance for Credit Losses:
Ending Balance - individually evaluated for impairment	0	0	0
Ending Balance - collectively evaluated for impairment	9	6	5
Ending Balance - allowance for credit losses	9	6
Recorded Investment in Finance Receivables:
Ending Balance - individually evaluated for impairment	0	0	0
Ending Balance - collectively evaluated for impairment	3,884	2,387	1,943
Ending Balance-recorded investment in finance receivables	$ 3,884	$ 2,387	$ 1,943